Offerings	Jun. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,527,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,527,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 487.08
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $6,743,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,216,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,216,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 444.13
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $6,743,000.